June 30, 2023

Alta Quality Growth Fund

Institutional Shares – AQLGX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, Each Dated January 27, 2023

Effective immediately, Mr. Tyler A. Partridge no longer serves as a Co-Portfolio Manager of the Alta Quality Growth Fund (the “Fund”).

Accordingly, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated January 27, 2023, is hereby amended to remove all references to Mr. Tyler A. Partridge.

Further Information

For further information, please contact the Fund toll-free at 1-800-957-0681. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.guardiancapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.